Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives

Years
Buildings and improvements	10 - 40
Furniture and equipment	3 - 10

Schedule Of Estimated Future Amortization Expense For The Core Deposit Intangible

2018	$126
2019	101
2020	77
2021	52
2022	38
Thereafter	68
$462